Sustainability costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Sustainability Costs

	Notes	2025 £m	2024 £m	2023 £m
Sustainability expenditures
Recycling/waste costs		49	66	27
Renewable energy attribute certificates		2	2	2
Severe weather events and other natural conditions		—	10	9
Sustainability costs – expenses to the income statement*		51	78	38

Sustainability capital expenditures		8	30	34
Sustainability costs – capital expenditures	13(a)	8	30	34